Principal Activities and Reorganization - Consolidated Financial Information of Consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,512,945		¥ 3,138,008		$ 219,356
Accounts receivable, net	200,843		355,837		29,119
Inventories, net	423,287		695,761		61,371
Prepayments and other current assets	292,825		366,191		42,456
Total current assets	3,508,421		4,555,857		508,673
Investments	502,579		350,380		72,867
Property and equipment, net	75,619		245,314		10,964
Intangible assets, net	689,669		745,851
Right-of-use assets, net	133,004		422,966		19,284
Total non-current assets	2,354,235		2,716,152		341,333
Total assets	5,862,656		7,272,009		850,006
Accounts payable	119,847		240,815		17,376
Advances from customers	16,652		20,680		2,414
Accrued expenses and other liabilities	323,259		370,531
Income tax payables	21,826		16,747		3,164
Lease liabilities due within one year	79,586		214,843		11,539
Total current liabilities	588,412		877,583		85,311
Lease liabilities	52,997		206,303		7,684
Total liabilities	800,130		1,264,516		$ 116,007
Net income (loss)	(821,333)	$ (119,081)	(1,547,038)	¥ (2,688,415)
Net cash provided by operating activities	136,208	19,749	(1,020,441)	(983,368)
Net cash used in investing activities	(1,155,416)	(167,519)	(1,484,257)	(508,832)
Net cash provided by (used in) financing activities	(654,450)	(94,886)	(1,706)	6,680,869
Net increase (decrease) in cash and cash equivalents	(1,583,680)	$ (229,612)	(2,595,384)	5,056,813
Variable Interest Entity Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	8,924		27,539
Accounts receivable, net	2,047		8,109
Inventories, net	1,080		1,006
Prepayments and other current assets	9,723		17,525
Total current assets	21,774		54,179
Investments	161,640		118,862
Property and equipment, net	5,745		11,106
Intangible assets, net	2		38
Right-of-use assets, net	74		143
Total non-current assets	167,461		130,149
Total assets	189,235		184,328
Accounts payable	8,813		11,765
Advances from customers	5,892		14,262
Accrued expenses and other liabilities	16,624		18,727
Income tax payables	929		1,005
Lease liabilities due within one year	78		74
Amounts due to non-VIE subsidiaries	195,389		193,917
Total current liabilities	227,725		239,750
Lease liabilities			78
Total liabilities	227,725		239,828
Net revenues	323,246		521,835	907,735
Net income (loss)	16,624		(27,886)	(176,187)
Net cash provided by operating activities	17,306		17,178	47,830
Net cash used in investing activities	(30,277)		(121,236)	(17,102)
Net cash provided by (used in) financing activities	(5,644)		100,450	(2,603)
Net increase (decrease) in cash and cash equivalents	¥ (18,615)		¥ (3,608)	¥ 28,125